SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) - USD ($) $ / shares in Units, $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Net federal deferred income taxes		$ 954.0	$ 936.0
Other assets		1,559.0	1,348.0
Total assets		105,745.0	88,691.0
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	[1]	10,346.0	7,002.0
Debt	[2]	6,893.0	6,889.0
Total liabilities		80,154.0	68,414.0
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0 and 0.5)		0.0	494.0
Common shares, $1.00 par value (authorized 900; issued 798, including treasury shares of 212 and 213)		586.0	585.0
Paid-in capital		2,145.0	2,013.0
Retained earnings		24,283.0	18,801.0
Total accumulated other comprehensive income (loss)		(1,423.0)	(1,616.0)	$ (2,802.0)	$ 41.0
Total shareholders’ equity		25,591.0	20,277.0	$ 15,891.0
Total liabilities and shareholders’ equity		$ 105,745.0	$ 88,691.0
Common Shares, par value (USD per share)		$ 1.00	$ 1.00	$ 1.00
Common Shares, authorized (shares)		900,000,000	900,000,000
Common Shares, issued (shares)		798,000,000	798,000,000
Treasury Stock, Common, Shares		212,000,000	213,000,000
Serial Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		20,000,000	20,000,000	20,000,000
Serial Preferred Stock | Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred stock, par value			$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share			$ 1,000
Preferred shares, authorized (in shares)		0	500,000
Preferred shares, issued (in shares)		0	500,000
Preferred Stock, Shares Outstanding (in shares)		0	500,000
Parent Company
Assets
Investment in affiliate		$ 5.0	$ 5.0
Investment in subsidiaries		28,850.0	23,410.0
Receivable from investment subsidiary		5,812.0	3,791.0
Intercompany receivable		641.0	887.0
Net federal deferred income taxes		82.0	66.0
Other assets		176.0	165.0
Total assets		35,566.0	28,324.0
Liabilities and Shareholders' Equity
Dividends payable on common shares		2,695.0	498.0
Accounts payable, accrued expenses, and other liabilities		387.0	660.0
Debt	[3]	6,893.0	6,889.0
Total liabilities		9,975.0	8,047.0
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0 and 0.5)		0.0	494.0
Common shares, $1.00 par value (authorized 900; issued 798, including treasury shares of 212 and 213)		586.0	585.0
Paid-in capital		2,145.0	2,013.0
Retained earnings		24,283.0	18,801.0
Total accumulated other comprehensive income (loss)		(1,423.0)	(1,616.0)
Total shareholders’ equity		25,591.0	20,277.0
Total liabilities and shareholders’ equity		$ 35,566.0	$ 28,324.0
Common Shares, par value (USD per share)		$ 1.00	$ 1.00
Common Shares, authorized (shares)		900,000,000	900,000,000
Common Shares, issued (shares)		798,000,000	798,000,000
Treasury Stock, Common, Shares		212,000,000	213,000,000
Parent Company | Serial Preferred Stock | Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred stock, par value			$ 0
Preferred Stock, Liquidation Preference Per Share			$ 1,000
Preferred shares, authorized (in shares)		0	500,000
Preferred shares, issued (in shares)		0	500,000
Preferred Stock, Shares Outstanding (in shares)		0	500,000

[1]	See Note 1 – Reporting and Accounting Policies, Commitments and Contingencies and Litigation Reserves, Note 12 – Litigation, and Note 14 – Dividends for further discussion.
[2]	Consists solely of long-term debt. See Note 4 – Debt for further discussion.
[3]	Consists solely of long-term debt. See Note 4 – Debt in the Annual Report for further discussion.